Loans and Allowance for Loan Losses - Company's Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 7,108	$ 8,630
Unpaid Principal Balance	7,089	8,605
Related Allowance	316	194
Average Recorded Investment	7,010	11,037
Interest Income Recognized	169	207
Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	690	1,467
Unpaid Principal Balance	679	1,449
Related Allowance	196	194
Average Recorded Investment	690	1,509
Interest Income Recognized	39	86
Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,691	4,645
Unpaid Principal Balance	4,689	4,643
Related Allowance	120	0
Average Recorded Investment	4,463	8,467
Interest Income Recognized	43	24
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,623	1,943
Unpaid Principal Balance	1,618	1,938
Related Allowance	0	0
Average Recorded Investment	1,778	486
Interest Income Recognized	82	97
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	104	575
Unpaid Principal Balance	103	575
Related Allowance	0	0
Average Recorded Investment	79	575
Interest Income Recognized	5	0
Second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,125	7,796
Unpaid Principal Balance	6,115	7,778
Average Recorded Investment	6,359	6,689
Interest Income Recognized	132	160
With No Related Allowance Recorded [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	150	633
Unpaid Principal Balance	148	622
Average Recorded Investment	150	724
Interest Income Recognized	7	39
With No Related Allowance Recorded [Member] | Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,248	4,645
Unpaid Principal Balance	4,246	4,643
Average Recorded Investment	4,352	5,048
Interest Income Recognized	38	24
With No Related Allowance Recorded [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,623	1,943
Unpaid Principal Balance	1,618	1,938
Average Recorded Investment	1,778	486
Interest Income Recognized	82	97
With No Related Allowance Recorded [Member] | Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	104	575
Unpaid Principal Balance	103	575
Average Recorded Investment	79	431
Interest Income Recognized	5	0
With No Related Allowance Recorded [Member] | Second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	983	834
Unpaid Principal Balance	974	827
Related Allowance	316	194
Average Recorded Investment	651	4,348
Interest Income Recognized	37	47
With Allowance Recorded [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	540	834
Unpaid Principal Balance	531	827
Related Allowance	196	194
Average Recorded Investment	540	785
Interest Income Recognized	32	47
With Allowance Recorded [Member] | Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	443	0
Unpaid Principal Balance	443	0
Related Allowance	120	0
Average Recorded Investment	111	3,419
Interest Income Recognized	5	0
With Allowance Recorded [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	144
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0